Geographic information	6 Months Ended
Dec. 31, 2015
Geographic information
Geographic information

Note 12 — Geographic information

Operations by Geographic Area

Revenue represents recognized income from the GSK Collaboration and License agreement.  All revenue was derived in the UK.

Long-lived assets (excluding intangibles and financial instruments) were located as follows (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

UK	$12,124	$4,898	$1,426
U.S.	5,838	494	2

Total long-lived assets	$17,962	$5,392	$1,428

Major Customers:

During the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 revenues were generated from one customer, which was GSK. GSK accounted for 100% of revenue.